Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries

The following consolidated financial information of the Group’s VIE and its subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
(In thousands)	2013	2014
Current assets:
Cash and cash equivalents	50,663	43,849
Short-term investments	31,298	28,575
Accounts receivable, net	35,592	29,248
Due from related parties	85	6
Deferred tax assets	750	1,358
Prepayments and other current assets	11,403	10,819
Copyrights related to content, current portion	14,230	15,333
Total current assets	144,021	129,188

Non-current assets:
Equity method investments	2,949	5,498
Deferred tax assets	6,756	8,262
Property and equipment, net	20,116	17,481
Intangible assets, net	13,083	21,632
Goodwill	—	23,237
Prepayments for content copyrights	2,483	1,694
Other long-term prepayments	2,554	5,852
Total non-current assets	47,941	83,656

Total assets	191,962	212,844

Current liabilities:
Accounts payables	62,603	49,771
Due to a related party	225	84
Deferred revenue and income, current portion	29,352	28,083
Income tax payable	2,581	2,554
Accrued liabilities and other payables	49,265	86,323
Total current liabilities	144,026	166,815

Non-current liabilities:
Deferred revenue and income, non-current portion	9,190	6,452
Total non-current liabilities	9,190	6,452

Total liabilities	153,216	173,267

	Years ended December 31,
(In thousands)	2012	2013	2014
Net revenue	140,532	174,594	179,590
Net income / (loss) attributable to Xunlei Limited	14,637	1,368	(5,730)

	Years ended December 31,
(In thousands)	2012	2013	2014
Net cash provided by operating activities	59,379	92,580	70,822
Net cash used in investing activities	(33,675)	(66,243)	(78,335)
Net cash (used in) / provided by financing activities	(20,632)	2,487	856

	5,072	28,824	(6,657)